ACQUISITIONS - Purchase Price Allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 10, 2015	Mar. 27, 2015
Liabilities [Abstract]
Goodwill	$ 18,742	$ 18,742	$ 18,601
DCB
Assets [Abstract]
Cash					$ 5,794
Investment securities available for sale					2,862
Loans, net of discount of $1,389 and $468, respectively					118,154
Loans and leases receivable, discount					1,389
Accrued interest receivable					299
Premises and equipment					199
Nonmarketable equity securities					168
Core deposit intangible					968
Other assets					1,726
Total assets acquired					130,170
Liabilities [Abstract]
Other liabilities					9,553
Total liabilities assumed					109,159
Net assets acquired (liabilities assumed)					21,011
Total consideration paid					29,681
Goodwill	8,670				8,670
TLB
Assets [Abstract]
Cash				$ 8,124
Investment securities available for sale				19,794
Loans, net of discount of $1,389 and $468, respectively				43,568
Loans and leases receivable, discount				468
Accrued interest receivable				173
Premises and equipment				2,664
Nonmarketable equity securities				0
Core deposit intangible				534
Other assets				1,558
Total assets acquired				76,415
Liabilities [Abstract]
Other liabilities				519
Total liabilities assumed				66,015
Net assets acquired (liabilities assumed)				10,400
Total consideration paid				14,215
Goodwill	$ 3,815			3,815
Noninterest-bearing deposits | DCB
Liabilities [Abstract]
Financial liabilities					25,607
Noninterest-bearing deposits | TLB
Liabilities [Abstract]
Financial liabilities				16,702
Interest-bearing deposits | DCB
Liabilities [Abstract]
Financial liabilities					68,844
Interest-bearing deposits | TLB
Liabilities [Abstract]
Financial liabilities				48,794
Subordinated debentures | DCB
Liabilities [Abstract]
Financial liabilities					$ 5,155
Subordinated debentures | TLB
Liabilities [Abstract]
Financial liabilities				$ 0